Principal Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2018
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	Over the shorter of lease term or 2 – 5 years
Minimum | Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Maximum | Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	5 years